Government assistance	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Government assistance
23.	GOVERNMENT ASSISTANCE
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Recorded against research and development expense	$39.8	$65.2
Recorded against other elements of operating income	1.1	2.6
	$40.9	$67.8

Recorded against the cost of property, plant and equipment	$2.6	$0.4
Recorded against the cost of intangibles	$—	$1.6